Restatement Of Previously Issued Financial Statements (Tables)	12 Months Ended
Dec. 31, 2020
Prior Period Adjustment [Abstract]
Summary of Restatement of Financial Statement
The Company’s accounting for the warrants as components of equity instead of as derivative liabilities did not have any effect on the Company’s previously reported operating expenses or cash.

	As Previously Reported	Adjustments	As Restated
Balance sheet as of November 5, 2019 (audited)
Total Liabilities	$9,625,000	$13,037,500	$22,662,500
Warrant Liabilities	—	13,037,500	13,037,500
Class A Common Stock Subject to Possible Redemption	261,728,500	(13,037,500)	248,691,000
Class A Common Stock	133	130	263
Additional Paid-in Capital	5,016,450	491,371	5,507,821
Accumulated Deficit	(17,365)	(491,501)	(508,866)
Total Stockholders’ Equity	5,000,009	—	5,000,009

Number of Class A common stock subject to redemption	26,172,850	(1,303,750)	24,869,100

Balance sheet as of December 31, 2019 (audited)
Total Liabilities	$11,345,118	$21,807,000	$33,152,118
Warrant Liabilities	—	21,807,000	21,807,000
Class A Common Stock Subject to Possible Redemption	301,900,836	(21,807,000)	280,093,836
Class A Common Stock	148	217	365
Additional Paid-in Capital	4,650,349	7,560,356	12,210,705
(Accumulated Deficit) Retained Earnings	348,716	(7,560,573)	(7,211,857)
Total Stockholders’ Equity	5,000,004	—	5,000,004

Number of Class A common stock subject to redemption	30,142,702	(2,177,278)	27,965,424

Balance sheet as of March 31, 2020 (unaudited)
Total Liabilities	$11,569,881	$16,413,500	$27,983,381
Warrant Liabilities	—	16,413,500	16,413,500
Class A Common Stock Subject to Possible Redemption	302,949,785	(16,413,500)	286,536,285
Class A Common Stock	150	163	313
Additional Paid-in Capital	3,601,398	2,166,910	5,768,308
(Accumulated Deficit) Retained Earnings	1,397,670	(2,167,073)	(769,403)
Total Stockholders’ Equity	5,000,009	—	5,000,009

Number of Class A common stock subject to redemption	30,120,192	(1,631,880)	28,488,312

Balance sheet as of June 30, 2020 (unaudited)
Total Liabilities	$11,436,321	$25,427,625	$36,863,946
Warrant Liabilities	—	25,427,625	25,427,625
Class A Common Stock Subject to Possible Redemption	302,835,347	(25,427,625)	277,407,722
Class A Common Stock	150	253	403
Additional Paid-in Capital	3,715,836	11,180,945	14,896,781
(Accumulated Deficit) Retained Earnings	1,283,227	(11,181,198)	(9,897,971)
Total Stockholders’ Equity	5,000,004	—	5,000,004

Number of Class A common stock subject to redemption	30,119,559	(2,528,994)	27,590,565

Balance sheet as of September 30, 2020 (unaudited)
Total Liabilities	$12,941,784	$34,042,250	$46,984,034
Warrant Liabilities	—	34,042,250	34,042,250
Class A Common Stock Subject to Possible Redemption	300,966,968	(34,042,250)	266,924,718
Class A Common Stock	171	338	509
Additional Paid-in Capital	5,584,194	19,795,485	25,379,679
Accumulated Deficit	(585,146)	(19,795,823)	(20,380,969)
Total Stockholders’ Equity	5,000,010	—	5,000,010

Number of Class A common stock subject to redemption	29,908,965	(3,382,991)	26,525,974

Balance sheet as of December 31, 2020 (audited)
Total Liabilities	$13,226,713	$35,731,875	$48,958,588
Warrant Liabilities	—	35,731,875	35,731,875
Class A Common Stock Subject to Possible Redemption	300,560,310	(35,731,875)	264,828,435
Class A Common Stock	175	355	530
Additional Paid-in Capital	5,990,848	21,485,093	27,475,941
Accumulated Deficit	(991,805)	(21,485,448)	(22,477,253)
Total Stockholders’ Equity	5,000,009	—	5,000,009

Number of Class A common stock subject to redemption	29,866,487	(3,550,654)	26,315,833
Statement of Operations for Year ended December 31, 2019 (audited)
Net income (loss)	$350,893	$(7,560,573)	$(7,209,680)
Transaction Costs	—	(560,698)	(560,698)
Change in fair value of warrant liabilities	—	(6,999,875)	(6,999,875)
Weighted average shares outstanding of Class A redeemable common stock	29,584,814	(1,455,432)	28,129,383
Basic and diluted net income per share, Class A redeemable common stock	0.02	—	0.02
Weighted average shares outstanding of Class A and Class B non-redeemable common stock	7,591,097	223,299	7,814,396
Basic and diluted net loss per share, Class A and Class B non-redeemable common stock	(0.02)	(0.96)	(0.98)

Statement of Operations for Three months ended March 31, 2020 (unaudited)
Net loss	$1,048,954	$5,393,500	$6,442,454
Change in fair value of warrant liabilities	—	5,393,500	5,393,500
Weighted average shares outstanding of Class A redeemable common stock	30,120,192	(2,177,278)	27,965,424
Basic and diluted net income per share, Class A redeemable common stock	0.00	—	0.00
Weighted average shares outstanding of Class A and Class B non-redeemable common stock	9,388,548	2,177,278	11,565,826
Basic and diluted net income (loss) per share, Class A and Class B non-redeemable common stock	(0.02)	0.48	0.46

Statement of Operations for Three months ended June 30, 2020 (unaudited)
Net loss	$(114,443)	$(9,014,125)	$(9,128,568)
Change in fair value of warrant liabilities	—	(9,014,125)	(9,014,125)

Weighted average shares outstanding of Class A redeemable common stock	30,119,559	(1,631,880)	28,488,312
Basic and diluted net income per share, Class A redeemable common stock	0.00	—	0.00
Weighted average shares outstanding of Class A and Class B non-redeemable common stock	9,411,058	1,631,880	11,042,938
Basic and diluted net loss per share, Class A and Class B non-redeemable common stock	(0.02)	(0.81)	(0 . 83)

Statement of Operations for Six months ended June 30, 2020 (unaudited)
Net loss	$934,511	$(3,620,625)	$(2,686,114)
Change in fair value of warrant liabilities	—	(3,620,625)	(3,620,625)
Weighted average shares outstanding of Class A redeemable common stock	30,131,447	(1,904,579)	28,226,868
Basic and diluted net income per share, Class A redeemable common stock	0.00	—	0.00
Weighted average shares outstanding of Class A and Class B non-redeemable common stock	9,399,803	1,904,579	11,304,382
Basic and diluted net loss per share, Class A and Class B non-redeemable common stock	(0.03)	(0.31)	(0.34)

Statement of Operations for Three months ended September 30, 2020 (unaudited)
Net loss	$(1,868,373)	$(8,614,625)	$(10,482,998)
Change in fair value of warrant liabilities	—	(8,614,625)	(8,614,625)
Weighted average shares outstanding of Class A redeemable common stock	29,908,965	(2,528,994)	27,590,565
Basic and diluted net income per share, Class A redeemable common stock	0.00	—	0.00
Weighted average shares outstanding of Class A and Class B non-redeemable common stock	9,411,691	2,528,994	11,940,685
Basic and diluted net loss per share, Class A and Class B non-redeemable common stock	(0.21)	(0.67)	(0.88)

Statement of Operations for Nine months ended September 30, 2020 (unaudited)
Net loss	$(933,862)	$(12,235,250)	$(13,169,112)
Change in fair value of warrant liabilities	—	(12,235,250)	(12,235,250)
Weighted average shares outstanding of Class A redeemable common stock	30,127,455	(2,114,237)	28,013,219
Basic and diluted net income per share, Class A redeemable common stock	0.00	—	0.00
Weighted average shares outstanding of Class A and Class B non-redeemable common stock	9,403,795	2,114,237	11,518,031
Basic and diluted net loss per share, Class A and Class B non-redeemable common stock	(0.25)	(1.00)	(1.25)

Statement of Operations for Year ended December 31, 2020 (audited)
Net loss	$(1,340,521)	$(13,924,875)	$(15,265,396)
Change in fair value of warrant liabilities	—	(13,924,875)	(13,924,875)
Weighted average shares outstanding of Class A redeemable common stock	22,578,037	5,061,339	27,639,376
Basic and diluted net income per share, Class A redeemable common stock	0.06	(0.01)	0.05
Weighted average shares outstanding of Class A and Class B non-redeemable common stock	9,458,716	2,433,158	11,891,874
Basic and diluted net loss per share, Class A and Class B non-redeemable common stock	(0.29)	(1.10)	(1.39)

Statements of Cash Flows for Year ended December 31, 2019 (audited)
Net loss	$350,893	$(7,560,573)	$(7,209,680)
Transaction costs allocable to warrant liabilities	—	560,698	560,698
Change in fair value of warrant liabilities	—	6,999,875	6,999,875

Statements of Cash Flows for Period ended March 31, 2020 (audited)
Net loss	$1,048,954	$5,393,500	$6,442,454
Change in fair value of warrant liabilities	—	(5,393,500)	(5,393,500)

Statements of Cash Flows for six months ended June 30, 2020 (audited)
Net loss	$934,511	$(3,620,625)	$(2,686,114)
Change in fair value of warrant liabilities	—	3,620,625	3,620,625
Statements of Cash Flows for nine months ended September 30, 2020 (audited)
Net loss	$(933,862)	$(12,235,250)	$(13,169,112)
Change in fair value of warrant liabilities	—	12,235,250	12,235,250
Statements of Cash Flows for Year ended December 31, 2020 (audited)
Net loss	$(1,340,521)	$(13,924,875)	$(15,265,396)
Change in fair value of warrant liabilities	—	13,924,875	13,924,875